Organization and Business Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accumulated deficits	$ 51,905,848		$ 50,597,674	$ 35,374,646
Cash flow used in operations	1,469,427	$ 2,712,872	6,395,942	7,567,645
Cash	3,737,259		1,931,068	$ 11,754,558
Working capital	$ 4,367,081		$ 2,245,979